S000038875 [Member] Investment Strategy - FlexShares Quality Dividend Defensive Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, provide exposure to a high quality income-oriented universe of long-only U.S. equity securities, with an emphasis on long-term capital growth and a targeted overall beta that is generally between 0.5 to 1.0 times that of the Northern Trust 1250 Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of U.S. domiciled large- and mid-capitalization companies. Beta represents the market sensitivity, relative to a given market index and time period, and is one measure of volatility.
To derive the Underlying Index, NTI, acting in its capacity as the index provider (the “Index Provider”), begins with all securities in the Parent Index and then removes those securities that rank in the lowest quintile of quality based on a proprietary scoring model, as well as those which do not pay a dividend. The core components of the proprietary quality scoring model are based on quantitative rank ing of various metrics obtained from company filings. These scores have three components: (i) management efficiency (e.g., corporate finance activities); (ii) profitability (e.g., reliability and sustainability of financial performance); and (iii) cash flow (e.g., cash flow generation). The Index Provider then uses an optimization process to select and weight eligible securities in order to (a) maximize the overall quality score relative to the Parent Index, (b) attain an aggregate dividend yield in excess of the Parent Index and (c) achieve the desired beta target. The optimization process also includes sector, industry group, single-security weight, liquidity and turnover constraints to assist in reducing the Underlying Index’s overall active risk exposure to any one single factor. As of December 31, 2025, there were 128 issues in the Underlying Index. The Underlying Index is reconstituted quarterly. The Fund generally reconstitutes its portfolio in accordance with the Underlying Index.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Information Technology sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Information Technology sector. The components of the Underlying Index, and the degree to which these components represent certain industries or sectors, may change over time.